Supplemental Cash Flow Information - Supplemental Information About Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Income tax refunds, net	$ 6,401	$ 5,546	$ 8,069